Insurance (Summary of Components of Insurance Service Result) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance revenue	$ 1,782	$ 1,611	$ 5,123	$ 4,667
Insurance service expenses	1,669	1,386	4,283	3,668
Insurance service result before reinsurance contracts held	113	225	840	999
Net (income) expense from reinsurance contracts held	6	(24)	(13)	(108)
Insurance service result	$ 119	$ 201	$ 827	$ 891